September 29, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock International Fund, a series of BlackRock Series, Inc.

Post-Effective Amendment No. 64 under the Securities Act of 1933 and Amendment No. 108 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A

(Securities Act File No. 333-56203, Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Series, Inc. (the “Registrant”), on behalf of its series BlackRock International Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on September 23, 2025.

Sincerely,

BlackRock ETF Trust

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant